Inventories - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Less: Impairment	$ (3,428)	$ (3,716)
Inventories	1,726	5,537
Hardware Devices [Member]
Inventories [Line Items]
Inventories	4,830	9,091
Others [Member]
Inventories [Line Items]
Inventories	$ 324	$ 162